AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 20, 2010

REGISTRATION NO. 333-160663

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.     POST-EFFECTIVE AMENDMENT NO. 1
(Check appropriate box or boxes)

ICAP FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(Address of Principal Executive Offices)
(212) 576-7000
(Registrant’s Area Code and Telephone Number)

MARGUERITE E. H. MORRISON, ESQ.
ICAP FUNDS, INC.
51 MADISON AVENUE
NEW YORK, NEW YORK 10010
(Name and Address of Agent for Service)

WITH A COPY TO:

SANDER M. BIEBER, ESQ.
DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006

Approximate Date of Proposed Public Offering:  It is proposed that this filing will immediately become effective upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no fee is payable herewith because of reliance upon Section 24(f).

EXPLANATORY NOTE

The purpose of this Post-Effective Amendment filing is to file the final and executed (i) Agreement and Plan of Reorganization and tax opinion for the reorganization of the MainStay Mid Cap Value Fund with and into the MainStay ICAP Select Equity Fund, and (ii) Agreement and Plan of Reorganization and tax opinion for the reorganization of the MainStay Value Fund with and into the MainStay ICAP Select Equity Fund.

Registrant hereby incorporates by reference the Proxy Statement/Prospectus and Statement of Additional Information filed as Parts A and B, respectively, in Pre-Effective Amendment Number 1 to Registrant’s Form N-14 (File No. 333-160663) filed with the SEC under the Securities Act of 1933, as amended (the “1933 Act”) on August 19, 2009 (Accession Number 0001144204-09-044722).

ICAP FUNDS, INC.

PART C:   OTHER INFORMATION

ITEM 15:   INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

In addition, Article VI of Registrant’s By-Laws provides as follows:

ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

In addition, each Director has entered into a written agreement with the Corporation pursuant to which the Corporation is contractually obligated to indemnify the Director to the fullest extent permitted by law and by the Charter and By-laws of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.   EXHIBITS

1.	Charters
a.	Registrant’s Articles of Incorporation – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997*

b.
Registrant’s Articles Supplementary, dated December 8, 1997 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997*

c.
Registrant’s Articles of Amendment, dated April 29, 2005 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005*

d.
Registrant’s Articles Supplementary, dated May 22, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006*

e.	Registrant’s Articles of Amendment, dated May 22, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006*
f.
Registrant’s Articles of Amendment, dated April 16, 2007 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 20, 2007*

g.
Registrant’s Articles Supplementary dated April 11, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

h.	Registrant’s Articles Supplementary dated July 10, 2009 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 7, 2009*

2.	By-Laws
a.	Registrant’s By-Laws – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997*
b.
Amendment to Registrant’s By-Laws dated February 16, 2005 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005*

3.	Voting Trust Agreement – Inapplicable

4.	Agreement and Plan of Reorganization
a.	Agreement and Plan of Reorganization for the reorganization of the MainStay Mid Cap Value Fund with and into the MainStay ICAP Select Equity Fund – Filed herewith
b.	Agreement and Plan of Reorganization for the reorganization of the MainStay Value Fund with and into the MainStay ICAP Select Equity Fund – Filed herewith

5.	Instruments Defining Rights of Security Holders – Inapplicable

6.	Investment Advisory Contracts
a.
Amended and Restated Management Agreement dated August 1, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

(1).
Expense Limitation Agreement for ICAP Select Equity Fund and ICAP International Fund dated August 25, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

b.
Amended and Restated Subadvisory Agreement dated August 1, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

7.	Underwriting Contracts

a.
Distribution Agreement dated as of June 30, 2006 with NYLIFE Distributors LLC – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

8.	Bonus or Profit Sharing Contracts – Inapplicable

9.	Custodian Agreements
a.
Master Custodian Agreement with Investors Bank and Trust Company dated as of June 30, 2005 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

(1).
Amendment to Master Custodian Agreement with Investors Bank and Trust Company dated as of August 31, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

(2).
Extension Agreement (for Master Custodian Agreement) dated January 31, 2008, between New York Life Investment Management LLC and State Street Bank and Trust Company - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

(3).
Amendment to Master Custodian Agreement with State Street Bank and Trust Company dated April 30, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

(4).
Amendment to Master Custodian Agreement with State Street Bank and Trust Company, dated September 29, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

(5).
Amendment to Master Custodian Agreement with State Street Bank and Trust Company, dated February 13, 2009 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

b.
Amendment to Master Delegation Agreement with Investors Bank and Trust Company dated as of September 27, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

(1).
Amendment to Master Delegation Agreement, dated April 30, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

(2).
Amendment to Master Delegation Agreement with State Street Bank and Trust Company, dated September 29, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

(3).
Amendment to Master Delegation Agreement with State Street Bank and Trust Company, dated February 13, 2009 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

10.	Rule 12b-1 Plans and 18f-3 Plans
a.
Form of Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

b.
Form of Plan of Distribution pursuant to Rule 12b-1 (Class C Shares) - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

c.
Form of Plan of Distribution pursuant to Rule 12b-1 (Class R2 Shares) - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

d.
Form of Plan of Distribution pursuant to Rule 12b-1 (Class R3 Shares) - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

e.
Form of Plan of Distribution pursuant to Rule 12b-1 (Investor Class Shares) - Previously with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

f.
Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 22, 2009*

g.
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated December 12, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 22, 2009*

11.	Opinion of Counsel regarding the legality of the securities being registered – Previously filed with the Company’s initial registration statement on Form N-14, No. 333-160663 on July 17, 2009*

12.	Tax Opinions
a.	Opinion of Dechert LLP regarding tax matters with respect to the MainStay Mid Cap Value Fund – Filed herewith
b.	Opinion of Dechert LLP regarding tax matters with respect to the MainStay Value Fund – Filed herewith

13.	Other Material Contracts
a.	Transfer Agency Agreements
(1).
Amended and Restated Transfer Agency Agreement with NYLIM Service Company dated October 1, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

(2).
Amendment to Sub-Transfer Agency and Service Agreement with BFDS dated October 1, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

b.	Sub-Accounting and Sub-Administration Agreements
(1).
Sub-Administration and Sub-Fund Accounting Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company dated as of August 31, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

(2).
Amendment to Sub-Administration and Sub-Fund Accounting Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company dated as of August 31, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

(3).
Extension Agreement (for Master Sub-Accounting and Sub-Administration Agreement) dated January 31, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

(4)
Form of Amendment to Master Sub-Accounting and Sub-Administration Agreement dated April 30, 2008 - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

(5).
Amendment to Master Sub-Accounting and Sub-Administration Agreement with State Street Bank and Trust Company dated September 29, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

(6).
Amendment to Master Sub-Accounting and Sub-Administration Agreement with State Street Bank and Trust Company dated February 13, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

c.	Shareholder Services Plans
(1).	Shareholder Services Plan (Class R1 Shares) – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*
(2).	Shareholder Services Plan (Class R2 Shares) – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*
d.
Indemnification Agreement with Dr. Gentry dated February 11, 2004 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004*

e.
Indemnification Agreement with Mr. Hays dated February 11, 2004 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004*

f.
Indemnification Agreement with Mr. Nations dated February 11, 2004 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004*

14.	Other Opinions
a.	Consent of Independent Registered Public Accounting Firm – Inapplicable

15.	Omitted Financial Statements – Inapplicable

16.	Powers of Attorney – Previously filed with Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on July 17, 2009*

17.	Other Exhibits – Inapplicable

ITEM 17.    UNDERTAKINGS.

(1)   The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Parsippany and State of New Jersey, on the 20th day of April, 2010.

ICAP FUNDS INC.

By:           /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following person in the capacities as indicated on April 20, 2010.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher *

/s/ Susan B. Kerley	Director and Chairman of the Board
Susan B. Kerley *

/s/ Alan R. Latshaw	Director
Alan R. Latshaw *

/s/ Peter Meenan	Director
Peter Meenan *

/s/ John Kim	Director and Chief Executive Officer
John Kim *

/s/ Richard H. Nolan, Jr.	Director
Richard H. Nolan, Jr. *

/s/ Richard S. Trutanic	Director
Richard S. Trutanic *

/s/ Roman L. Weil	Director
Roman L. Weil *

/s/ John A. Weisser	Director
John A. Weisser *

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

By: /s/ Marguerite E. H. Morrison	Secretary
Marguerite E. H. Morrison
As Attorney-in-Fact*

* Pursuant to Powers of Attorney previously filed.

EXHIBIT LIST

4a.	Agreement and Plan of Reorganization with respect to the MainStay Mid Cap Value Fund
4b.	Agreement and Plan of Reorganization with respect to the MainStay Value Fund
12a.	Opinion of Dechert LLP regarding tax matters with respect to the MainStay Mid Cap Value Fund
12b.	Opinion of Dechert LLP regarding tax matters with respect to the MainStay Value Fund